Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)		$ 0.00000625
Ordinary Shares, Authorized	[1]	8,000,000,000	8,000,000,000
Ordinary Shares, shares issued	[1]	17,613,083	16,000,000
Ordinary Shares, shares outstanding	[1]	17,613,083	16,000,000

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.